Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 131	$ 353
Counterparty Netting of Energy Contracts	(34)	(54)
Cash Collateral Received/Posted	28	(63)
Net Amount	125	236
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(153)	(172)
Counterparty Netting of Energy Contracts	34	54
Cash Collateral Received/Posted	0	0
Net Amount	$ (119)	$ (118)